Valuation and Qualifying Accounts (Details) - Valuation Allowance of Deferred Tax Assets [Member] $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 0
Charged to Costs and Expenses	0
Charged to Other Accounts	16
Balance at End of Period	$ 16